VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 2.5%
US Bancorp 6,984,446 $ 316,046,182
Underline
Capital Goods : 15.3%
Allegion PLC 2,296,088 330,912,203
Boeing Co. * 1,611,991 337,760,474
Caterpillar, Inc. 434,316 168,605,814
Huntington Ingalls Industries,
Inc. † 1,443,166 348,466,862
IDEX Corp. 1,657,131 290,942,490
Masco Corp. 2,440,603 157,077,209
Nordson Corp. 709,206 152,032,490
Northrop Grumman Corp. 316,511 158,249,170
1,944,046,712
Commercial & Professional Services : 2.4%
TransUnion 3,519,774 309,740,112
Underline
Consumer Discretionary Distribution &
Retail : 1.3%
Amazon.com, Inc. * 727,378 159,579,459
Underline
Consumer Durables & Apparel : 2.5%
NIKE, Inc. 4,538,239 322,396,499
Underline
Financial Services : 3.9%
Charles Schwab Corp. 1,981,234 180,767,790
MarketAxess Holdings, Inc. 1,403,548 313,468,410
494,236,200
Food, Beverage & Tobacco : 7.8%
Brown-Forman Corp. † 4,367,575 117,531,443
Constellation Brands, Inc. 1,711,948 278,499,701
Hershey Co. † 931,746 154,623,249
Mondelez International, Inc. 2,331,583 157,241,958
PepsiCo, Inc. 1,196,633 158,003,421
The Campbell's Co. † 3,833,085 117,484,055
983,383,827
Health Care Equipment & Services : 6.0%
GE HealthCare Technologies,
Inc. 3,922,811 290,562,611
Veeva Systems, Inc. * 634,083 182,603,222
Zimmer Biomet Holdings, Inc. 3,081,293 281,044,735
754,210,568
Household & Personal Products : 5.2%
Clorox Co. 1,219,734 146,453,462
Estee Lauder Cos, Inc. 4,448,764 359,460,131
Kenvue, Inc. 7,301,213 152,814,388
658,727,981
Materials : 3.7%
Corteva, Inc. 2,478,373 184,713,140
International Flavors &
Fragrances, Inc. 3,805,621 279,903,424
464,616,564
Number
of Shares Value
Media & Entertainment : 5.2%
Alphabet, Inc. 1,750,663 $ 308,519,340
Walt Disney Co. 2,810,190 348,491,662
657,011,002
Pharmaceuticals, Biotechnology & Life
Sciences : 14.1%
Agilent Technologies, Inc. 2,548,637 300,764,652
Amgen, Inc. 536,290 149,737,531
Bristol-Myers Squibb Co. 3,173,796 146,915,017
Danaher Corp. 1,486,371 293,617,727
Merck & Co., Inc. 1,960,357 155,181,860
Pfizer, Inc. 12,056,904 292,259,353
Thermo Fisher Scientific, Inc. 380,675 154,348,486
West Pharmaceutical Services,
Inc. 1,353,152 296,069,658
1,788,894,284
Semiconductors & Semiconductor
Equipment : 13.3%
Applied Materials, Inc. 1,884,269 344,953,126
Lam Research Corp. 1,876,657 182,673,792
Microchip Technology, Inc. 2,715,450 191,086,216
Monolithic Power Systems, Inc. 465,439 340,412,776
NXP Semiconductors NV 1,430,538 312,558,248
Teradyne, Inc. 3,455,490 310,717,661
1,682,401,819
Software & Services : 14.5%
Adobe, Inc. * 709,240 274,390,771
Autodesk, Inc. * 584,869 181,057,896
Cadence Design Systems, Inc. * 604,825 186,376,824
Manhattan Associates, Inc. * 877,966 173,371,946
Microsoft Corp. 381,581 189,802,205
Oracle Corp. 956,868 209,200,051
Salesforce, Inc. 1,091,988 297,774,208
Synopsys, Inc. * 333,175 170,812,159
Workday, Inc. * 614,927 147,582,480
1,830,368,540
Transportation : 2.2%
United Parcel Service, Inc. 2,827,559 285,413,805
Underline
Total Common Stocks
(Cost: $12,756,540,577) 12,651,073,554
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $29,152)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 29,152 29,152
Total Investments: 99.9%
(Cost: $12,756,569,729) 12,651,102,706
Other assets less liabilities: 0.1% 12,097,601
NET ASSETS: 100.0% $ 12,663,200,307
* Non-income producing

VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
† Security fully or partially on loan. Total market value of securities on loan is $218,325,874.
Transactions in securities of affiliates for the period ended June 30, 2025 were as follows:
Value
9/30/2024 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
6/30/2025
Dividend
Income
Bio-Rad
Laboratories, Inc. $416,768,239 $125,992,503 $(444,293,654) $(67,738,331) $(30,728,757) $– $–
Total
$416,768,239 $125,992,503 $(444,293,654) $(67,738,331) $(30,728,757) $– $–